Operating Expenses by Nature (Tables)	12 Months Ended
Jul. 31, 2022
Expenses by nature [abstract]
Schedule of expenses by nature
For the year ended	July 31, 2022	July 31, 2021
	$	$
Salaries and benefits	22,628	21,116
General and administrative	32,914	20,730
Professional fees	22,837	11,962
Consulting	6,537	4,379
Total	84,916	58,187

Schedule of payroll related wages and benefits
For the year ended	July 31, 2022	July 31, 2021
	$	$
General and administrative related wages and benefits	22,628	21,116
Marketing and promotion related wages and benefits	6,959	5,543
Research and development related wages and benefits	2,034	2,706
Total operating expense related wages and benefits	31,621	29,365
Wages and benefits capitalized to inventory	31,041	14,993
Total wages and benefits	62,662	44,358